LONG TERM INVESTMENTS (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	$ 4,176,000
Net Additions and (Warrants Exercised)	117,000
Movements in foreign exchange	13,000
Fair value adjustments for the period	(1,002,000)
Fair Value of long term investments, Ending Balance	3,304,000
Silver Wolf Exploration Ltd. [Member] | Warrants [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	0
Net Additions and (Warrants Exercised)	76,000
Movements in foreign exchange	0
Fair value adjustments for the period	(36,000)
Fair Value of long term investments, Ending Balance	40,000
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	0
Net Additions and (Warrants Exercised)	41,000
Movements in foreign exchange	(1,000)
Fair value adjustments for the period	(15,000)
Fair Value of long term investments, Ending Balance	25,000
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value of long term investments, Beginning Balance	4,176,000
Net Additions and (Warrants Exercised)	0
Movements in foreign exchange	14,000
Fair value adjustments for the period	(951,000)
Fair Value of long term investments, Ending Balance	$ 3,239,000